Fees Summary	Apr. 28, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 1,013,000
Previously Paid Amount	0.00
Total Fee Amount	139.90
Total Offset Amount	0.00
Net Fee	139.90
Narrative - Max Aggregate Offering Price	$ 1,013,000
Final Prospectus	true